Consolidated statement of shareholders' equity - USD ($) $ in Thousands	Total shareholder's equity attributable to the Group	Share capital	Additional paid-in capital	Treasury shares	Retained earnings	Accumulated other comprehensive loss (net of tax effect)	Non-controlling interest	Total
Balance at Mar. 31, 2013	$ 95,263		$ 50,936		$ 46,720	$ (2,393)	$ 32	$ 95,295
Balance (in shares) at Mar. 31, 2013		30,593,080
Increase (Decrease) in Shareholders' Equity
Net income for the period	51,230				51,230			51,230
Other comprehensive loss for the period (Note 18)	1,118					1,118		1,118
Shares issued under the stock option plans (Note 17)	3,113		3,113					3,113
Shares issued under the stock option plans (Note 17) (in shares)		116,788
Initial public offering	32,348		32,348					32,348
Initial public offering (in shares)		2,046,035
Issuance of restricted shares in replacement of option (in shares)		2,632
Offering issuance costs	(1,312)		(1,312)					(1,312)
Dividend ($1.00 per share)	(30,480)				(30,480)			(30,480)
Cancellation of stock options (Note 17)	(1,695)		(1,695)					(1,695)
Balance at Mar. 31, 2014	149,585		83,390		67,470	(1,275)	32	149,617
Balance (in shares) at Mar. 31, 2014		32,758,535
Increase (Decrease) in Shareholders' Equity
Net income for the period	63,149				63,149			63,149
Other comprehensive loss for the period (Note 18)	(425)					(425)		(425)
Shares issued under the stock option plans (Note 17)	4,596		4,596					4,596
Shares issued under the stock option plans (Note 17) (in shares)		123,470
Cancellation of stock options (Note 17) (in shares)		(30,660)
Equity based Compensation expenses (Note 17)	1,187		1,187					1,187
Balance at Mar. 31, 2015	218,092		89,173		130,619	(1,700)	32	$ 218,124
Balance (in shares) at Mar. 31, 2015		32,851,345						32,851,345
Increase (Decrease) in Shareholders' Equity
Net income for the period	70,251				70,251			$ 70,251
Other comprehensive loss for the period (Note 18)	(2,281)					(2,281)		(2,281)
Stock issued in connection with acquisition of FOSS (Note 8)	559		559					559
Stock issued in connection with acquisition of FOSS (Note 8) (in shares)		10,253
Shares issued under the stock option plans (Note 17)	13,892		16,557					13,892
Shares issued under the stock option plans (Note 17) (in shares)		327,296
Shares issued under the stock option plan (Note 17)				(35,579)
Shares issued under the stock option plan (Note 17) (in shares)				$ (2,665)
Equity based Compensation expenses (Note 17)	1,188		1,188					1,188
Balance at Mar. 31, 2016	$ 301,701		$ 107,477	$ (2,665)	$ 200,870	$ (3,981)	$ 32	$ 301,733
Balance (in shares) at Mar. 31, 2016		33,188,894		(35,579)				33,188,894
Increase (Decrease) in Shareholders' Equity
Balance (in shares)								35,579